RELATED PARTY TRANSACTIONS	6 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2021
RELATED PARTY TRANSACTIONS

Note 20. Related Party Transactions

The Company transacts with certain entities or persons that have ownership in the Company, and/or for which our co-founder and Chief Executive Officer Scott Ford, our co-founder and Chairman, Joe Ford, or close family members of the Fords, have ownership interests in. As such, these persons and entities are deemed related parties.

In connection with the acquisition of S&D on February 28, 2020, certain affiliates of BBH were issued equity of the Company at which time BBH became a related party.

The consolidated financial statements reflect the following transactions with related parties:

(Thousands)	September 30, 2022	December 31, 2021
Short-term related party debt:
Brown Brothers Harriman(1)	$—	$34,199

Subordinated related party debt:
Wooster Capital(2)	—	9,800
Jo Ellen Ford(1)	—	3,500
Total	$—	$13,300

	Three Months Ended September 30,		Nine Months Ended September 30,
(Thousands)	2022	2021	2022	2021
Interest expense, net:
Brown Brothers Harriman(1)	—	358	541	936
Wooster Capital(2)	207	152	503	449
Jo Ellen Ford(1)	33	54	139	160
Westrock Finance, LLC(2)	—	98	—	290
Total	$240	$662	$1,183	$1,835
(1)	Related through common ownership
(2)	Related through common ownership and management

In connection with the acquisition of S&D in February 2020, the Company entered into a Management Services Agreement with Westrock Group, LLC (“Westrock Group”), which expires February 2023. Under the terms of the agreement Westrock Group will be paid $10.0 million in return for financial, managerial, operational, and strategic services. The associated expense is recorded within selling, general and administrative expense in our Condensed Consolidated Statements of Operations. The Company recognized $0.8 million and $2.5 million of such expenses during the three and nine months ended, respectively, for both September 30, 2022 and 2021. In addition, the Company reimburses Westrock Group for the usage of a corporate aircraft, and its portion of shared office space. For the three and nine months ended September 30, 2022, the Company incurred expenses of $0.3 million and $1.0 million, respectively, for such items, which are recorded in selling, general and administrative expenses on our Condensed Consolidated Statements of Operations. For the three and nine months ended September 30, 2021, the Company incurred expenses of $0.2 million and $0.5 million, respectively, for such items. At September 30, 2022 and December 31, 2021, we had payables to Westrock Group of $0.1 million and $0.2 million, respectively, reported within accrued expenses and other current liabilities on our Condensed Consolidated Balance Sheets.

Note 23. Related Party Transactions

The company transacts with certain entities or persons that have ownership in the Company, and/or for which our co-founder and Chief Executive Officer Scott Ford, our co-founder and Chairman, Joe Ford, or close family members of the Fords, have ownership interests in. As such, these persons and entities are deemed related parties.

In connection with the acquisition of S&D on February 28, 2020, certain affiliates of Brown Brothers Harriman (“BBH”) were issued Common Equivalent Preferred Units, at which time BBH was deemed to be a related party.

The consolidated financial statements reflect the following transactions with related parties:

(Thousands)	December 31, 2021	December 31, 2020
Short-term related party debt:
Brown Brothers Harriman(1)	$34,199	$26,316

Subordinated related party debt:
Wooster Capital(2)	9,800	9,800
Jo Ellen Ford(2)	3,500	3,500
Westrock Finance, LLC(2)	—	4,280
Total	$13,300	$17,580

	Year Ended	Year Ended
(Thousands)	December 31, 2021	December 31, 2020
Selling, general and administrative expense
Westrock Group, LLC(1)	$3,333	$2,778

Interest expense, net:
Brown Brothers Harriman(1)	1,393	1,509
Wooster Capital(2)	599	498
Jo Ellen Ford(2)	214	178
Westrock Finance, LLC(2)	423	460
Total	$2,629	$2,645
(1)	Related through common ownership and management
(2)	Related through common ownership

In connection with the acquisition of S&D, the Company entered into a Management Services Agreement with Westrock Group, LLC (“Westrock Group”), which expires February 2023. Under the terms of the agreement Westrock Group will be paid $10.0 million in return for financial, managerial, operational, and strategic services. The associated expense is recorded within Selling, general and administrative expense in our Consolidated Statements of Operations. In addition, the Company reimburses Westrock Group for the usage of a corporate aircraft, and its portion of shared office space. For the years ended December 31, 2021 and 2020, the Company incurred expenses of $0.8 million and $1.5 million, respectively, for such items, which are recorded in selling, general and administrative expenses on our Consolidated Statements of Operations. At December 31, 2020, we had payables to Westrock Group of $0.2 million reported within accrued expenses and other current liabilities on our Consolidated Balance Sheets. Refer to Note 13 for discussion of terms of related party debt arrangements.

CIK 0001846136 Riverview Acquisition Corp
RELATED PARTY TRANSACTIONS

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On February 18, 2021, the Sponsor purchased 5,750,000 shares (the “Founder Shares”) of the Company’s Class B common stock for an aggregate price of $25,000. On April 7, 2021, the Company effected a stock dividend of 1,437,500 Founder Shares, resulting in 7,187,500 Founder Shares outstanding. The Founder Shares included an aggregate of up to 937,500 shares that were subject to forfeiture by the Sponsor. As a result of the underwriters’ election to not exercise their over-allotment option by September 24, 2021, 937,500 Founder Shares were forfeited resulting in an aggregate of 6,250,000 Founders Shares outstanding.

The Sponsor has agreed, subject to certain limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (1) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

In connection with the closing of the Initial Public Offering, the Sponsor sold up to 125,000 Founder Shares to each Anchor Investor at their original purchase price of $0.004. The Company estimated the aggregate fair value of the Founder Shares attributable to the Anchor Investors to be $8,762,500, or $7.01 per share. The fair value of the Founder Shares were valued using a binomial/lattice model. The excess of the fair value of the Founder Shares was determined to be an offering cost in accordance with Staff Accounting Bulletin Topic 5A. Accordingly, the offering cost was allocated to the separable financial instruments issued in the Initial Public Offering based on a relative fair value basis, compared to total proceeds received. Offering costs related to the Founder Shares amounted to $8,762,500, of which $8,140,989 were charged to stockholders’ deficit upon the completion of the Initial Public Offering and $621,511 were expensed to the statements of operations and included in transaction costs.

Administrative Services Agreement

The Company entered into an agreement, commencing on August 5, 2021 through the earlier of the Company’s consummation of a Business Combination and its liquidation, to pay the Sponsor or an affiliate of the Sponsor a total of up to $5,000 per month for secretarial and administrative services. For the three and six months ended June 30, 2022, the Company incurred $15,000 and $30,000 in fees for these services. For the period from February 4, 2021 (inception) through June 30, 2021, the Company did not incur any fees for these services. At June 30, 2022 and December 31, 2021, there were $5,000 included in accrued expenses for these services.

Promissory Note — Related Party

On February 18, 2021, the Sponsor issued an unsecured promissory note to the Company (the “Promissory Note”), pursuant to which the Company could borrow up to an aggregate principal amount of $300,000. The Promissory Note was non-interest bearing and payable on the earlier of December 31, 2021 or the consummation of the Initial Public Offering. As of August 10, 2021, there was $181,341 outstanding under the Note, which was subsequently repaid on August 23, 2021.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s directors and officers may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. As of June 30, 2022 and December 31, 2021, there are no Working Capital Loans outstanding.

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On February 18, 2021, the Sponsor purchased 5,750,000 shares (the “Founder Shares”) of the Company’s Class B common stock for an aggregate price of $25,000. On April 7, 2021, the Company effected a stock dividend of 1,437,500 Founder Shares, resulting in 7,187,500 Founder Shares outstanding. The Founder Shares included an aggregate of up to 937,500 shares that were subject to forfeiture by the Sponsor. As a result of the underwriters’ election to not exercise their over-allotment option by September 24, 2021, 937,500 Founder Shares were forfeited resulting in an aggregate of 6,250,000 Founders Shares outstanding.

The Sponsor has agreed, subject to certain limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (1) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

In connection with the closing of the Initial Public Offering, the Sponsor sold 125,000 Founder Shares to each Anchor Investor at their original purchase price of $10.00. The Company estimated the aggregate fair value of the Founder Shares attributable to the Anchor Investors to be $8,762,500, or $7.01 per share. The fair value of the Founder Shares were valued using a binomial/lattice model. The excess of the fair value of the Founder Shares was determined to be an offering cost in accordance with Staff Accounting Bulletin Topic 5A. Accordingly, the offering cost was allocated to the separable financial instruments issued in the Initial Public Offering based on a relative fair value basis, compared to total proceeds received. Offering costs related to the Founder Shares amounted to $8,762,500, of which $8,140,989 were charged to stockholders’ equity upon the completion of the Initial Public Offering and $621,511 were expensed to the statement of operations and included in transaction costs.

Administrative Support Agreement

The Company entered into an agreement, commencing on August 5, 2021 through the earlier of the Company’s consummation of a Business Combination and its liquidation, to pay the Sponsor or an affiliate of the Sponsor a total of up to $5,000 per month for secretarial and administrative services. For the period from February 4, 2021 (inception) through December 31, 2021, the Company incurred $25,000 in fees for these services, respectively. At December 31, 2021, a total of $5,000 of such fees, is included in accrued expenses in the accompanying balance sheet.

Promissory Note — Related Party

On February 18, 2021, the Sponsor issued an unsecured promissory note to the Company (the “Promissory Note”), pursuant to which the Company could borrow up to an aggregate principal amount of $300,000. The Promissory Note was non-interest bearing and payable on the earlier of December 31, 2021 or the consummation of the Initial Public Offering. As of August 10, 2021, there was $181,341 outstanding under the Note, which was subsequently repaid on August 23, 2021.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s directors and officers may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. As of December 31, 2021, there are no Working Capital Loans outstanding.